POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 21, 2010 TO THE PROSPECTUS
DATED FEBRUARY 26, 2010 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Dynamic Developed International Opportunities Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares FTSE RAFI Europe Portfolio
PowerShares FTSE RAFI Japan Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Biotech Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Progressive Transportation Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio

The first sentence of the section "Summary Information—Principal Investment Strategies" for the PowerShares MENA Frontier Countries Portfolio is hereby deleted and replaced with the following:

The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs and GDRs based on the securities in the Underlying Index.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-8 12/21/10